Equity Incentive Plan - Additional Information Ocean Rig UDW (Details) (Ocean Rig, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				4 Months Ended		4 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012	Mar. 21, 2012 Equity Incentive Plan 2012	May 15, 2012 Officer	Dec. 05, 2012 Officer	May 15, 2012 Sign Up Bonus	May 16, 2013 Compensation Committee Approval On 16 May 2013
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			112,950	2,000,000		7,500		192,400
Shares Granted					4,500		28,200
Unrecognized compensation cost related to non-vested share arrangements granted	$ 3,256	$ 633
Allocated Share-based Compensation Expense	$ 591
Grant date fair value			$ 16.5		$ 15.92	$ 15.75	$ 15.92	$ 16.9
Number of forfeited shares		77,150
Number of vested shares		2,500